Stockholder’s Equity	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Stockholder’s Equity

Note 17. Stockholder’s Equity

Amendments to Certificate of Incorporation

On September 22, 2022, the Company filed a Certificate of Amendment to the Articles of Incorporation (the “Amendment”) with the California Secretary of State to increase the number of shares the Company is authorized to issue to 101,000,000 shares by increasing the number of authorized shares of common stock from 13,333,333 shares to 100,000,000 shares.

Preferred Stock

The Company is authorized to issue 1,000,000 shares of Preferred Stock with no par value.

The Company had authorized Series A convertible preferred stock of 250,000. No shares are issued and outstanding.

The Company had issued series B through E preferred stock which were redeemed with the business combination (See Note 7. Business Combination).

On September 8, 2022, the Company issued Ault, as part of the consideration for the acquisition of GWW, 514.8 shares of Series F preferred stock. The terms, preferences and rights of holders of the Series F are set forth in the Certificate of Determination which was filed with the California Secretary of State, on August 23, 2022.

Seniority and Liquidation Preference

The Series F ranks senior to the shares of the Company’s common stock with respect to dividend rights and rights on the distribution of assets on any liquidation, dissolution or winding up of its affairs. The Series F has a liquidation preference of $25,000 per share. The 514.8 shares of Series F have an aggregate liquidation preference of $12,870,140.

Conversion Right

The shares of Series F are convertible into the Company’s common stock at the holder’s option at a conversion price of $3.25 per share, subject to customary adjustments for stock splits (including the reverse split). The 514.8 shares of Series F that were issued to Ault upon the consummation of the transactions contemplated by the Agreement are convertible into an aggregate of 3,960,043 shares of the Company’s common stock. If converted in a public offering of the Company’s stock, the conversion price will be at the public offering price less underwriting discounts and commissions.

Dividend Rights

The holders of Series F are entitled to participate with the Company’s common stock and receive such dividends and distributions as they would receive if their shares of Series F are converted to common stock. The Company may not pay dividends without the consent of the holders of the Series F. Holders of Series F are also entitled to such dividends as the Board may declare on shares from time to time, if any.

Voting Rights; Board Representation

Holders of Series F have the right to vote on matters submitted to a vote of the holders of common stock on an as-converted basis unless required by applicable law. In addition, holders of Series F are entitled to elect four of the Company’s seven directors. Upon the closing of the Business Combination, Ault exercised its right adding four directors to our board of directors including our Chief Executive Officer and three persons who are Ault directors.

Approval Rights for Certain Matters

For so long as Ault consolidates the Company as a subsidiary of Ault for financial reporting purposes, the Company will require prior approval of the holders of the Series F to incur indebtedness in excess of $1 million per individual transaction or $2.5 million in the aggregate or to complete a merger, acquisition or purchase of assets where the aggregate consideration is valued at more than $1 million. Holders of the Series F have separate class approval rights over certain specified actions that would affect the rights of holders of the Series F (see Note 22. Subsequent Events).

Preemptive/Participation Rights

If the Company sells any voting stock, or securities representing the right to acquire its voting stock, holders of Series F have the right to purchase, at the same price as other participants in the offering, a pro rata portion of such securities based on their aggregate voting power held such that they may maintain the percentage of voting power held. This participation right does not apply to certain exercises and conversions of outstanding securities, certain issuances pursuant to equity incentive plans and certain public offerings of the Company’s common stock of $25 million or more. This participation right terminates upon the earlier of the date that holders of Series F cease to beneficially own at least 50% of the Company’s common stock or September 8, 2027.

Common Stock

Common stock confers upon the holders the rights to receive notice to participate and vote at any meeting of stockholders of the Company, to receive dividends, if and when declared, and to participate in a distribution of any surplus of assets upon liquidation of the Company.